Convertible Notes Payable (Details Narrative)	6 Months Ended
Sep. 30, 2016 USD ($) $ / shares shares
Debt Disclosure [Abstract]
Proceeds from issuance of convertible promissory notes | $	$ 4,000
Number of notes convertible into shares of common stock | shares	20,000
Promissory note conversion price per share | $ / shares	$ 0.20
Promissory note interest rate	1.00%
Promissory note maturity date	Dec. 31, 2017